Filed with the Securities and Exchange Commission on February 28, 2014
1933 Act Registration File No.  033-20158
1940 Act File No. 811-05469

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	43	[	X	]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	43	[	X	]

WEXFORD TRUST
(Exact Name of Registrant as Specified in Charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8395
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (724) 935-5520 or (800) 860-3863

Ronald H. Muhlenkamp
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8395
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

(Ticker Symbol: MUHLX)

P R O S P E C T U S

February 28, 2014

Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Website: www.muhlenkamp.com

INVESTMENT OBJECTIVE:
Maximize total after-tax return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) does not approve or disapprove these securities, or pass upon the accuracy or adequacy of the content of this Prospectus.  Any representation to the contrary is a criminal offense.

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Muhlenkamp Fund

Please See the Fund’s Privacy Policy on the Inside Back Cover of this Prospectus.

i

SUMMARY SECTION

Investment Objective: The Muhlenkamp Fund (the “Fund”) seeks to maximize total after-tax return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	NONE
Other Expenses(1)	0.27%
Total Annual Fund Operating Expenses(2)	1.27%

(1)      “Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds.
(2)      The Total Annual Fund Operating Expenses may differ from the Ratio of Operating Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFE.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1 Year	3 Years	5 Years	10 Years
$129	$403	$697	$1,534

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.21% of the average value of its portfolio.

Principal Investment Strategies:  The Fund principally invests in a diversified list of common stocks of companies of any capitalization, determined by the investment adviser to be highly profitable, yet undervalued.  Muhlenkamp & Company, Inc. (the “Adviser”) looks for companies it believes to have above-average profitability, as measured by corporate return-on-equity, and that sell at below-average prices, as measured by price-to-earnings-ratios.  In pursuing its investment objectives, the Fund may also invest in securities of foreign issuers. The Fund may purchase fixed-income or debt securities from time to time as substitutes for stocks when the Adviser determines that market conditions warrant their purchase.  The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.

Principal Risks:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk
There is a risk that the strategies, research, or analysis techniques used by the Adviser and/or the Adviser’s selection of securities may fail to produce the intended results.

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Small and Medium-sized Companies Risks
Small and medium-sized companies can be more sensitive to changing economic conditions.  Stocks of small and medium-sized companies are more volatile, often have less trading volume than those of larger companies, and are more difficult to sell at quoted market prices.

Credit Risks
There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Stock Market Risks
Investing in equity securities carries stock market risks and significant fluctuations in price – if the stock market declines in value, a fund is likely to decline in price.  Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products, and less than anticipated earnings.

Bond Market Risks
Investing in bonds may involve risks which affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks
Investing in foreign securities involves risks such as adverse political, social, and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets, and less protection for the shareholders in the foreign market.

Style Risk
The Adviser follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate short-term volatility in Fund returns.

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Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.muhlenkamp.com.

Calendar Year Returns as of December 31

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.02% (quarter ending June 30, 2009) and the lowest return for a quarter was -21.88% (quarter ending December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2013	One Year	Past 5 Years	Past 10 Years	Since Inception (11/01/88)
Muhlenkamp Fund
Return Before Taxes	34.43%	14.99%	4.23%	10.27%
Return After Taxes on Distributions	33.44%	14.49%	3.70%	9.81%
Return After Taxes on Distributions and Sale of Fund Shares	20.29%	12.18%	3.52%	9.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%	10.20%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

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Management

Investment Adviser: Muhlenkamp & Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Ronald H. Muhlenkamp has served as the Fund’s portfolio manager since 1988.  Jeffrey P. Muhlenkamp has served as the Fund’s co-manager since 2014.

Purchase and Sale of Shares: You may purchase, redeem and exchange Fund shares on any business day by written request via mail (Muhlenkamp Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202-5207), by wire transfer, by telephone at 1-800-860-3863, or through a financial intermediary.  You may also purchase and redeem additional Fund shares through the Internet at www.muhlenkamp.com. Transactions will only occur on days the New York Stock Exchange (“NYSE”) is open for trading.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $1,500 ($200 for investors who invest through the automatic investment plan).  Subsequent investments in the Fund for all types of accounts will be subject to a $50 minimum.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE
The investment objective of the Fund is to maximize total after-tax return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.

PRINCIPAL STRATEGIES
To pursue its goal, the Fund principally invests in a diversified list of common stocks.  The Fund invests primarily in companies determined by the Adviser to be highly profitable, yet undervalued.  The Adviser looks for those companies it believes to have above average profitability, as measured by corporate return on equity (“ROE”), and that sell at below average prices as measured by price to earnings ratios (“P/E”).  Company size, based on market capitalization, is of little importance to the Adviser.  In pursuing its investment objectives, the Fund may also invest in securities of foreign issuers.

The Fund does not subscribe to the philosophy that stocks can be acquired and held forever; however, the Adviser purchases stocks for the Fund that it generally holds for three or more years.  While short-term swings in the marketplace are not ignored, they are subordinate to the quest for long-term values.

The Fund may purchase fixed-income or debt securities from time to time as substitutes for stocks when the Adviser determines that market conditions warrant their purchase.

The Fund will sell a stock when the Adviser believes the company’s intrinsic value has been fully realized by the market, earnings disappoint, growth prospects dim due to changing market or economic conditions, the company falls short of the Adviser’s expectations, or the Adviser finds a better investment.

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The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.  Over the Fund’s lifetime, the average portfolio turnover rate has been less than 30% per year.

Under adverse market conditions, the Fund may take temporary defensive measures, such as holding cash reserves without limit.  In taking such measures, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
Historically, common stocks have outperformed other types of investments; however, stock prices will fluctuate in the short-term.  Like any investment, an investment in the Fund is subject to risk.  The value of your investment can go up or down. This means that you could lose money.

Management Risk
The Fund’s success depends largely on the Adviser’s ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  Because of this, the Fund will perform better or worse than other types of funds depending in part on what is in favor.  In addition, there is the risk that the strategies, research or analysis techniques used by the Adviser and/or the Adviser’s selection of securities may fail to produce the intended result.

Small and Medium-sized Companies Risks
Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Credit Risks
There is a possibility that companies or other issuers whose bonds are owned by the Fund may fail to pay their debts (including the debt owed to holders of their bonds). Bonds of companies with poor credit ratings generally will be subject to higher risk.

Stock Market Risks
Stocks are selected by the Adviser based upon what the Adviser believes to be their potential for long-term total return; however, there can be no assurance that the objective will be met.  The Fund is subject to risks that affect common stocks in general, such as economic conditions and adverse changes (generally increases) in interest rates. Short-term volatility often accompanies a long-term approach to investing.  These and other factors could adversely affect your investment.

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Bond Market Risks
The Fund’s investment in bonds may be subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

Foreign Investment Risks
The Fund may invest in foreign securities.  These investments involve certain risks not generally associated with investments in the securities of United States issuers.  There may be less information publicly available concerning foreign issuers than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political, social and economic developments and the difficulty of enforcing obligations in other countries.  These risks may be greater in emerging markets and in less developed countries.

Style Risk
The Adviser follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate short-term volatility in Fund returns.

For your information
An investment in this Fund is not a bank deposit.  It is not FDIC insured or government endorsed.  It should be considered a “long-term” investment, an investment for a period of three or more years.

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DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Fund’s top ten holdings are made available on the Fund’s website within five to ten days of the end of each calendar quarter at www.muhlenkamp.com. The SAI, Annual and Semi-Annual Reports are available by contacting Muhlenkamp Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-860-3863 or at the Fund’s website www.muhlenkamp.com.

MANAGEMENT

The Adviser, located at 5000 Stonewood Drive, Suite 300, Wexford, Pennsylvania, 15090-8395, is a Pennsylvania corporation principally owned by Ronald H. Muhlenkamp. As of December 31, 2013, the Adviser’s assets under management were approximately $585 million.  Under an investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), the Fund compensates the Adviser for its investment advisory services at a rate of 1.00% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion.  Under terms of the Advisory Agreement, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets.  Should actual expenses incurred ever exceed the 1.50% expense limitation, such excess expenses shall be paid by the Adviser, and the Fund has no obligation to reimburse the Adviser for such payments.  For the fiscal year ended December 31, 2013, the Adviser received management fees of 1.00% of the Fund’s average daily market value of its net assets.

Muhlenkamp & Company, Inc. has served as investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1977.  Mr. Ronald H. Muhlenkamp serves as portfolio manager of the Fund. Mr. Jeffrey P. Muhlenkamp serves as co-manager of the Fund.

Mr. Ronald H. Muhlenkamp has been active since 1968 in the field of investment research and/or portfolio management, both privately and as an officer in charge of management of corporate monies.  Mr. Muhlenkamp has served as the Fund’s portfolio manager since the Fund’s inception in 1988.

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Mr. Ronald H. Muhlenkamp holds an engineering degree from The Massachusetts Institute of Technology, an MBA from The Harvard Business School, and he has earned the Financial Analyst Federation’s designation as a Chartered Financial Analyst.  Mr. Muhlenkamp’s long-term investment assets are invested in the Fund and by the Adviser.

Mr. Jeffrey P. Muhlenkamp holds a Bachelor of Science degree in Electrical Engineering from the United States Military Academy and an MA in Organizational Leadership from Chapman University.  Mr. Muhlenkamp has served as an analyst of the Adviser since 2008, and serves as co-manager of the Fund since 2014.  Mr. Muhlenkamp’s long-term investment assets are also invested into the Fund.

In addition to the above duties, Mr. Ronald H. Muhlenkamp and Mr. Jeffrey P. Muhlenkamp jointly serve as the principals in charge of all of the Adviser’s investment management and research activities.

A discussion regarding the basis of the Fund’s Board of Trustees (the “Board of Trustees”) approval of the Fund’s Amended Investment Advisory Agreement with the Adviser is available in the Fund’s most recent Semi-Annual Report to Shareholders for the period ended June 30.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Fund.

SHAREHOLDER INFORMATION

Pricing Policy
You pay no sales charges of any kind to invest in this Fund.  Your price for Fund shares is the Fund’s net asset value per share, which is generally calculated as of the close of trading on the NYSE (usually 4:00 P.M. Eastern time) every day the NYSE is open.  Shares of the Fund will not be priced and are not available for purchase when the NYSE is closed for trading including, but not limited to the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Your order will be priced at the next net asset value calculated after your order is accepted by the Fund.  The Fund’s investments are valued based on market price, or when market quotations are not readily available, upon fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.  In using fair value pricing procedures, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 P.M. Eastern time.  Fair value pricing may result in a value that is different from a security’s most recent closing price and from other prices used by other mutual funds to calculate their net asset value.

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Opening an Account – Identity Information
In compliance with the USA PATRIOT Act of 2001 (Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act), please note that the Fund’s transfer agent will obtain, verify, and record certain information provided on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number, and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Fund’s transfer agent at 1-800-860-3863 if you need assistance when completing your application.

If the Fund does not have a reasonable basis for verifying your identity, your application will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received. The Fund also reserves the right to close the account within five business days at the Fund’s then current net asset value, if clarifying information/documentation is not received.

Policy on Foreign Shareholders
Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, except to investors with United States military APO or FPO addresses.

Purchasing Shares
You may open an account with an initial investment of $1,500.  If you choose to participate in the Automatic Investment Plan (“AIP”), the minimum initial investment is $200. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address. All investments must be made in U.S. dollars by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer, Electronic Funds Transfer (“EFT”), or through the AIP.  The Fund will not accept payment in cash or money orders.  The Fund will accept payment by cashier’s checks only in amounts of $10,000 or more.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result of insufficient funds or due to a stop payment.

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Once your account has been opened, you may make additional investments to your account, subject to a $50 minimum.  Subsequent investments can be made by check, wire transfer, EFT, through the Internet at www.muhlenkamp.com, or through the AIP.

Automatic Investment Plan (“AIP”)
The AIP provides a convenient method to have money deducted from your bank account for investment into the Fund on a weekly or monthly basis.  In order to participate in the plan, each purchase must be in an amount of $50 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section of the account application or the Account Options Form.  Call the Fund’s transfer agent at 1-800-860-3863 with additional questions.  Any request to change or terminate your AIP should be submitted to the transfer agent at least five days prior to the intended effective date.

Telephone Purchases
To purchase shares via telephone, you must first enroll in the Electronic Funds Transfer (“EFT”) program.  Upon receiving a telephone purchase request, the Fund will electronically transfer the specified dollar amount from your bank account.  Investors may purchase additional shares of the Fund, on-demand, by calling 1-800-860-3863 after the account has been open for at least 15 days.  If elected on your account application, telephone orders will be accepted via EFT from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Your order will be priced at the next net asset value calculated after your order is accepted by the Fund. During periods of high market activity, you may encounter higher than usual wait times for telephone orders.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase by mail.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Internet Purchases
Please make sure that you have registered for “Telephone/Online Options” for your account.  After your account is established, you may set up a password by logging onto the Fund’s website (www.muhlenkamp.com).   This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have indicated on your application that online transactions are authorized and also have provided a voided check with which to establish your bank account instructions in order to complete Internet transactions. Your order will be priced at the next net asset value calculated after your order is accepted by the Fund.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Fund will accept Internet instructions from any one owner or authorized person.

Selling Shares
You may sell all or some of your shares, by mail, telephone or through the Internet, on any day that the Fund is open for business.  Unless you declined the telephone redemption option or have not set up the Internet redemption option on your account, you may redeem up to $50,000 per day by calling 1-800-860-3863 or visiting the Fund’s website at www.muhlenkamp.com.   Your shares will be sold at the next calculated net asset value after the Fund’s transfer agent accepts your order.  Your proceeds will be typically sent on the business day following the redemption of shares.  You may receive your payment by check, wire transfer, or Electronic Funds Transfer (“EFT”) (if previously enrolled in this program).  The Fund reserves the right to delay sending out redemption proceeds for up to seven calendar days.  Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, there may be a delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  If you have an individual retirement account (“IRA”) or other retirement plan, you must indicate on your redemption request whether or not to withhold a specified amount of federal income tax, generally 10%.  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.

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As permitted by the Investment Company Act of 1940, the Fund may delay the payment of redemption proceeds for up to seven (7) days in all cases.  In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

Redemption In-Kind
The Fund will generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) in accordance with SEC rules, the Fund reserves the right to pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption proceeds (redemption in-kind).  If your shares are redeemed in-kind, you will incur transaction costs when you subsequently sell the securities distributed to you.

Signature Guarantees
To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address, or bank account not on record;
•	If a change of address was received by the transfer agent within the last 15 calendar days;
•	For all redemptions in excess of $50,000 from any account; and

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•	The Fund and/or transfer agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Redemption requests requiring signatures guarantees must be guaranteed by an “eligible guarantor institution.”  These include banks, broker-dealers, credit unions, and savings institutions.  A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000.  Credit unions must be authorized to issue signature guarantees.  Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program.  A notary public is not an acceptable guarantor.

The Fund reserves the right, at its sole discretion, to waive any signature guarantee requirement.

Individual Retirement Accounts (IRAs)
The Fund offers IRAs to any individual with earned income and his or her spouse.  These include Traditional IRAs, Roth IRAs, SEP-IRAs, SIMPLE-IRAs, and Spousal IRAs.  Existing IRAs may be transferred or rolled over to a Fund IRA.  Assets held in a previous employer’s qualified retirement plan may also be rolled over into a Fund IRA.  The forms and disclosures needed before investing IRA money in Fund shares may be obtained by calling the Fund at 1-800-860-3863.  For any direct registered shareholder of the Fund having an IRA balance exceeding $50,000, the amount of such IRA annual maintenance fee will be a Fund expense.

Systematic Withdrawals
Shareholders with IRAs and those with accounts that have a value of at least $5,000 may direct that the Fund make a systematic periodic withdrawal of any amount to any designated payee.  To take advantage of this service, you must make your request in writing, and provide the signature(s) of the account owner(s) exactly as the account is registered. An Account Options Form is available to make this request (or an IRA Distribution Form for IRA accounts).  Requested withdrawals require that shares be redeemed each period to raise money to make the payments.  These redemptions may be a taxable event for you. You may receive your periodic withdrawal by check or Electronic Funds Transfer (“EFT”), if enrolled in this program.  For EFT through the Automated Clearing House (“ACH”) network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  You may change the amount or frequency of withdrawal payments, or terminate the plan by notifying the transfer agent at least five days prior to the next payment.

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Telephone and Internet Transactions
During periods of high market activity, shareholders may encounter higher than usual call waits.  Further, it may be difficult to reach the Fund by telephone or via the Internet during periods of unusual market activity.  Please allow sufficient time to place your telephone transaction.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes or other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified.  If an account has more than one owner or authorized person, the Fund will accept telephone and Internet instructions from any one owner or authorized person.

The Fund reserves the right to revise or terminate the telephone/online redemption privilege at any time, without notice.  In addition, the Fund can stop selling shares or postpone payment at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

Minimum Account Balance
By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan.  Accounts that do not meet one of these three criteria will be charged a $15 fee.  Such fees will be used to lower Fund expenses.  The Fund will check accounts and charge this fee annually.

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Unclaimed Property
Under certain circumstances, if no activity occurs in your account within a time period specified by state law, your shares in the Fund may be transferred to that state.

Tools To Combat Abusive Transactions
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm Fund performance. The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order from any shareholder the Fund believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

At a Board of Trustees meeting on December 18, 2008, the Fund’s Board of Trustees determined that the Fund was not historically subject to frequent trading by market timers, and that elimination of the redemption fee effective March 1, 2009 was in the best interests of the Fund and its shareholders.  However, the Board of Trustees may change its policies relating to market timing at any time without prior notice to shareholders.

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Fair Value Pricing
The Board of Trustees has also adopted procedures which utilize fair value pricing when reliable market quotations are not readily available for any asset, or when the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Fund does not represent fair value. The Fund may also determine the fair value of a security if the Fund or the Adviser believes that the market price is stale.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in the Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

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OPENING AN ACCOUNT
You may open an account by mail/overnight delivery or telephone/wire. Initial investment must be at least $1,500, or $200 for those accounts participating in the Automatic Investment Plan.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests, does not constitute receipt by the transfer agent of the Fund.

By Mail/Overnight Delivery.	By Telephone/Wire.

BY MAIL: Complete application and send it, along with a check made payable to Muhlenkamp Fund, to:

Muhlenkamp Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

OR

OVERNIGHT: Complete application and send it, along with a check made payable to Muhlenkamp Fund, to:
Muhlenkamp Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application.  You can mail or overnight deliver your account application to the transfer agent.  You may also fax the account application by calling the transfer agent at 1-800-860-3863 for a fax number.  Upon receipt of your completed account application, the transfer agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, and your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S.  Bank, National Association
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
 Muhlenkamp Fund
(shareholder registration)
(shareholder account number)
Attn: Mutual Fund Services

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ADDITIONAL INVESTMENTS
All additional purchases are subject to a $50 minimum.

By Mail/Overnight Delivery.	By Telephone/Electronic/Funds Transfer, or Wire.	By Internet.	By Automatic Investment Plan.

BY MAIL: Send check made payable to Muhlenkamp Fund, along with your name and account number to:	You may add to an account by calling the Fund at 1-800-860-3863.
You may purchase additional shares through the Internet. Log onto the Fund's website at www.muhlenkamp.com and click on “Shareholder Account Access.”
New Users must establish a User ID and password. Once you have logged onto your account with your User ID and password, you may make additional purchases via ACH.
The Automatic Investment Plan requires purchases of at least $50 monthly. Fill out the AIP section of an Account Options Form, and provide your bank information.
Muhlenkamp Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	BY ELECTRONIC FUNDS TRANSFER: Investments can be automatically transferred from your bank account, if you’ve previously enrolled in the Electronic Funds Transfer Program.
OR OVERNIGHT: Same as above, but use the street address: Muhlenkamp Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

OR

BY WIRE: Before sending your wire, please contact the Fund at 1-800-860-3863 to advise of your intent to wire funds.  This will insure prompt and accurate credit upon receipt of your wire.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.  Provide your bank with funds and the following information:

The Fund automatically deducts payments from your bank account on a regular basis.  Any request to change or discontinue an AIP should be submitted to the transfer agent at least five days prior to the effective date by contacting the transfer agent at 1-800-860-3863 or by submitting this request in writing.

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Make sure to write your account number on your check.	U.S. Bank, National Association ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC Account #112-952-137 Further Credit: Muhlenkamp Fund (shareholder registration) (shareholder account number) Attn: Mutual Fund Services

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SELLING SHARES
How would you like to redeem your shares?

By Mail/Overnight Delivery.	By Telephone.	By Internet.	By Systematic Withdrawal.

BY MAIL: Write to the Fund in care of the transfer agent.  Include the names of all the account holders, account numbers, and signatures of all account holders with signature guarantees as necessary.  Proceeds will be mailed to the address of record that has been used for the account for at least 15 days and made payable to the registered shareholder(s).

You may redeem shares by calling the Fund at 1-800-860-3863. Proceeds will be mailed to the address of record that has been used for the account for at least 15 days and made payable to the registered shareholder(s).

OR

You may redeem shares through the Internet. Log onto the Fund's website at www.muhlenkamp.com and click on “Shareholder Account Access.”
New Users must establish a User ID and password. Once you have logged onto your account with your User ID and password, you may redeem shares and proceeds can be electronically transferred to your bank account.

If your account has an account value of at least $5,000*, you may direct the Fund to pay periodic systematic withdrawals.  Proceeds will be sent by check each period.
*The $5,000 minimum requirement is waived for IRAs.
OR

Muhlenkamp Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Proceeds can be electronically transferred to your bank account if you have previously enrolled in the Electronic Funds Transfer program.		Proceeds of your systematic withdrawals can be electronically transferred to your bank account by enrolling in the Electronic Funds Transfer program.
OR	OR

OVERNIGHT: Same as above, but use the street address: Muhlenkamp Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207	Proceeds can be sent by Federal Wire to your bank account if you have previously enrolled for the Federal Wire option. ($15.00 charge for each wire transfer).

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SHAREHOLDER SERVICES AND COMMUNICATIONS

Customer Service 1-800-860-3863
Call this number to perform certain account transactions (change your address, purchase/sell shares, etc.), obtain account information and request Fund literature.  Representatives are available 8:00 a.m. - 7:00 p.m. Central Standard Time, Monday through Friday, to receive orders and answer questions regarding your account and the Fund in general.

Automated Telephone Service 1-800-860-3863
The Fund’s automated telephone system offers 24-hour access to account information, including balances and last transactions.  The daily net asset value per share of the Fund is also posted on the system each business day by 6 p.m. Eastern time.  To obtain specific account information, the system will prompt you to establish a Personal Identification Number (PIN) during your initial call.  You will be prompted to enter your PIN number for all subsequent calls.

Statements
Each time there is activity in your account, i.e., a purchase or sale, the Fund will mail you a confirmation reflecting the transaction and your new share balance.  All shareholders receive quarterly statements reflecting the market value of their account(s) at the end of the period and any dividend distributions and other account activity during the period.

Financial Reports
Shareholders receive Semi-Annual and Annual Reports detailing the Fund’s portfolio holdings and financial statements, dated June 30, and December 31, respectively, of each year.

Householding
In an effort to increase efficiency and reduce the number of duplicate prospectuses, annual and semi-annual reports, and other regulatory documents you receive, the Fund will send one copy of each document to those addresses shared by two or more accounts and to shareholders the transfer agent reasonably believes are from the same household.  You can continue to receive individual copies by calling toll-free at 1-800-860-3863 and requesting individual copies of these documents.  The Fund's transfer agent will honor your request within thirty days after receiving your request.  This policy does not apply to account statements.

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Quarterly Newsletter
Shareholders receive a copy of the Muhlenkamp Memorandum each quarter.  This newsletter provides commentary on the previous quarter and explains the Adviser’s outlook for the future. Other issues relating to the Adviser’s investment philosophy are also discussed.

Website: www.muhlenkamp.com
The Fund’s Prospectus, Statement of Additional Information (“SAI”), proxy voting policy, applications, financial reports, current market commentary, and back-issues of the Muhlenkamp Memorandum are available on the Fund’s website.  In addition, shareholders may purchase additional shares of the Fund, or redeem shares, through the Fund’s website.

DISTRIBUTIONS AND TAXES

The Fund may pay dividends to shareholders, generally in December, from net investment income and any net capital gains that it has realized during the year.  For your convenience, dividends and capital gains are automatically reinvested in the Fund, unless you instruct the Fund otherwise in writing or by telephone. Any changes will become effective for distributions with a record date at least 5 days following the change.  Please refer to the Financial Highlights section of this Prospectus for a history of dividend distributions.  Please note that the Fund has paid only 8 capital gain distributions in its history, totaling $23.98 per share, making it very tax efficient.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current net asset value, and to reinvest all subsequent distributions.

For federal tax purposes, the Fund’s income and short-term capital gain distributions are taxed as ordinary income or qualified dividend income; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend reinvestment program.  During January or February, for taxable accounts, the Fund mails you a form indicating the federal tax status of your dividend and capital gain distributions.

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Each shareholder must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding.  If you fail to do so, the IRS can require the Fund to withhold a percentage of your taxable distributions and redemptions.  Please see the Fund’s SAI and your own tax adviser for further information.

INDEX DESCRIPTION

The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index is weighted by market value and its performance is thought to be representative of the stock market as a whole. An investment cannot be made directly in an index.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s most recent Annual Report which is available upon request.

SELECTED PER SHARE DATA AND RATIOS FOR THE YEARS ENDED DECEMBER 31, 2009-2013
	2013	2012	2011	2010	2009
NET ASSET VALUE, BEGINNING OF YEAR	$52.22	$51.19	$53.80	$50.69	$38.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.13)	0.35	0.06	(0.04)	0.07
Net realized and unrealized gains (losses) on investments and written option contracts	18.10	6.01	(2.61)	3.15	12.09
Total from investment operations	17.97	6.36	(2.55)	3.11	12.16
LESS DISTRIBUTIONS:
From net investment income	–	(0.35)	(0.06)	–	(0.07)
From realized gains	(2.16)	(4.98)	–	–	–
Total distributions	(2.16)	(5.33)	(0.06)	–	(0.07)
NET ASSET VALUE, END OF YEAR	$68.03	$52.22	$51.19	$53.80	$50.69
TOTAL RETURN	34.43%	12.52%	-4.74%	6.14%	31.49%
NET ASSETS, END OF YEAR (in millions)	$488	$427	$487	$641	$716
RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
Excluding expense reductions	1.27%	1.26%	1.25%	1.24%	1.26%
Including expense reductions(2)	1.26%	1.26%	1.25%	1.24%	1.25%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	(0.21%)	0.56%	0.10%	(0.08)%	0.15%
PORTFOLIO TURNOVER RATE	26.21%	38.09%	42.51%	75.49%	64.78%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	The operating expense ratio includes expense reductions for minimum account maintenance fees deposited into the Fund.

How to Read Financial Highlights
The Fund began fiscal year 2013 with a net asset value (share price) of $52.22.  In 2013, the Fund decreased $0.13 per share from net investment loss (interest & dividends, less operating expenses).  There was an increase of $18.10 in the value of investments held or sold by the Fund resulting in a net increase of $17.97 from investment operations.  There was no income distribution.  There was a distribution of $2.16 from realized gains.  This produced a total return of 34.43% for the Fund for the fiscal year and resulted in a share price of $68.03 at the end of the year.

As of December 31, 2013, the Fund had approximately $488 million in net assets.  For the year, its net expense ratio was 1.26% ($12.60 per $1,000 in net assets).  Net investment income (loss) amounted to (0.21)% of the Fund’s average net assets.  The Fund sold and replaced securities valued at 26.21% of its average long-term portfolio value.

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PRIVACY POLICY

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide our products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.  The Adviser and the Fund have adopted policies and procedures designed to maintain the confidentiality and protect the security of your non-public personal information and compliance with applicable laws.

In the event that you hold shares of the Muhlenkamp Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

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FOR MORE INFORMATION
You can find more information about the Muhlenkamp Fund in the following documents:

Annual/Semi-Annual Reports
These reports include a list of the Fund’s investments and financial statements, and also contain a statement from the Adviser discussing market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI dated February 28, 2014 contains more detailed information on all aspects of the Fund and is incorporated by reference into this Prospectus.

To obtain an SAI, shareholder reports and other information on the Muhlenkamp Fund, free of charge, or to make shareholder inquiries, please contact us:

Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Website: www.muhlenkamp.com

You may review and obtain copies of Fund documents by visiting the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s website at www.sec.gov.  You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following email address: publicinfo@sec.gov, or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Muhlenkamp Fund Symbol: MUHLX
Muhlenkamp Fund CUSIP Number: 962096103

Investment Company File No.  81l-05469

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STATEMENT OF ADDITIONAL INFORMATION

for

MUHLENKAMP FUND
(Ticker Symbol: MUHLX)

A Series of the Wexford Trust

February 28, 2014

The Muhlenkamp Fund (the “Fund”), a series of the Wexford Trust, is an open-end diversified investment management company organized as a business trust.

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus dated February 28, 2014, a copy of which may be obtained without charge from the Fund by writing its corporate offices at 5000 Stonewood Drive, Suite 300, Wexford, PA  15090-8395, calling 1-800-860-3863, or visiting the Fund’s website at www.muhlenkamp.com.

The Fund’s audited financial statements, accompanying notes and report of the independent registered public accounting firm for the fiscal year ended December 31, 2013, are incorporated by reference from the Fund’s 2013 Annual Report.  Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-860-3863, and for further information may visit the Fund’s website at www.muhlenkamp.com.

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Custodian:	Investment Adviser:	Administrator and Transfer Agent:
U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive Suite 302 Milwaukee, WI 53212	Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090-8395 1-877-935-5520 e-mail: fund@muhlenkamp.com	U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 1-800-860-3863

i

Fund History

The Fund is the only series of the Wexford Trust (the “Trust”), which was organized as a Massachusetts Business Trust on September 21, 1987.  The Trust is an open-end management investment company established under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated August 24, 1987 (the “Trust Agreement”).  The Fund operates as a diversified fund.  This means that with respect to 75% of its assets, the Fund will not invest more than 5% of net assets in any single issuer, valued at the time of purchase.

The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series having a par value of $0.01 each.  Fund capital consists of an unlimited number of shares of beneficial interest having a par value of $0.01 each.  When issued, each share or fraction thereof is fully paid, non-assessable, transferable and redeemable.  All shares are of the same class, and each full share has one vote. Fractional shares are issued to three decimal places, but do not carry voting rights.  As a trust, there is no requirement to hold annual shareholder meetings.  However, it is intended that special meetings, which may be called upon the request of the owners of 10% of shares outstanding, will be held as needed or required when and as duly called.  Approval of a majority of the shares outstanding must first be obtained before changing fundamental policies, to substantially change the contract with its investment adviser, to terminate the Fund, or to change any other items on which shareholders are granted such rights by law or under provisions of its Trust Agreement.  The term “majority”, when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Two-thirds of the Trustees must have been voted into office by shareholders even though Trustees may fill vacancies without a shareholder vote.

Investment Objective and Policies

The Fund seeks to maximize total after-tax return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.  To pursue this goal, the Fund principally invests in a diversified list of common stocks, unless the stock market environment has risen to a point where the investment adviser to the Fund, Muhlenkamp & Company, Inc. (the “Adviser” or “MCI”), can no longer find equity securities that it has determined to be undervalued.  During such periods, the Fund will invest in fixed income or debt securities until such time as more attractive common stocks can be found for purchase.

MCI believes that the success of a stock is dependent upon, and invariably a reflection of, the quality of a company’s management.  Therefore, MCI spends time assessing management’s ability prior to making a commitment to purchase a company’s shares with Fund assets.  The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company, conversations with security analysts who actively follow the company for investment brokerage firms and others, and discussions with competitors, suppliers, and customers of the company.  While MCI feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by MCI are purely subjective in nature.  There can be no assurance that MCI will be successful in achieving its investment objective for the Fund.

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It is MCI’s belief that the objective of maximizing total return to shareholders can only be achieved consistently over a long-term investment horizon.  Typically, this will mean that a stock may be held for a three-to-five year period or longer if MCI, by its own determination, thinks that the recognition of true business worth has not yet been attained in the stock’s current market quotation.  Thus, the Fund serves little purpose for investors who wish to take advantage of short-term fluctuations in its net asset value per share.

Consistent with MCI’s objective of seeking to maximize total after-tax return for Fund shareholders, MCI may from time to time also choose to invest some or all of the Fund’s assets in investment grade fixed income or debt securities.  Such investments will be purchased and held during periods when MCI is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.  (More detailed information regarding certain types of fixed income investment restrictions is contained in the Appendix to this SAI).

Under adverse market conditions, the Fund may take temporary defensive measures such as holding cash reserves, money market instruments, or high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. government securities, certificates of deposit, bankers’ acceptances and commercial paper, without limit. High quality means the obligations have been rated at least A-1 by Standard & Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor’s Services, Inc. (“Moody's”), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody’s, or are of comparable quality in the opinion of MCI.  In taking such measures, the Fund may not achieve its investment objective.  The investment objective of the Fund cannot be changed without a vote of the shareholders.

MCI recognizes that while the Fund remains moderate in size (approximately $488 million in net assets as of December 31, 2013), MCI may have greater flexibility in achieving the Fund’s objective of maximizing total returns.  As the Fund grows in size, it may become more difficult for MCI to find securities to invest in that meet the objectives of the Fund.  This may also occur during periods when the stock market in general has been rising for a long period of time.  Therefore, the Fund has reserved the right to limit its asset size by discontinuing sales of its shares at any time.  The Board of Trustees of the Fund may suspend sales if the Board determines such action is necessary in order for the Fund to continue to adhere to its stated investment objective, or that for other reasons it would be in the best interests of Fund shareholders to do so.  It should be clear to investors that MCI believes income can be important in maximizing total return.  MCI is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes (For details, see “Federal Income Tax Status” in this SAI).

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Options
The Fund may purchase and write (i.e., sell) put and call options on any security in which it may invest or options on any securities index.  These options are traded on U.S. exchanges or in the over-the-counter market to hedge its portfolio and to enhance the Fund’s return.  The Fund may write covered put and call options to generate additional income through the receipt of premiums and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase.  The Fund may also purchase put and call options to offset previously written put and call options of the same series.

A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or securities in the index subject to the option at a specified price (the exercise or strike price).  The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise notice.  When the Fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the strike price of the option during the period that the option is open.

A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price.  The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price.  When the Fund writes a put option, the Fund might be obligated to purchase the underlying securities for more than their current market price.

The Fund will write only “covered” options.  A written option is covered if, as long as the Fund is obligated under the option, it (i) owns an offsetting position in the underlying security or (ii) designates as collateral, cash or other liquid assets in an amount equal to or greater than its obligation under the option.  Under the first circumstance, the Fund’s losses are limited because it owns the underlying security; under the second circumstance, in the case of a written call option, the Fund’s losses are potentially unlimited.  There is no limitation on the amount of call options the Fund may write.

The Fund may also write a call option which can serve as a limited short hedge because decreases in value of the hedge investment would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call will be exercised and the Fund will be obligated to sell the security at less than its then current market value.

The Fund may purchase and sell put and call options on securities indices.  Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  When purchasing or selling securities index options, the Fund is subject to the risk that the value of its portfolio securities may not change as much as or more than the index because the Fund’s investments generally will not match the composition of the index.

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At this time, the Fund does not intend to invest (i.e., purchase or sell call and put options) more than 5% of its net assets in options.

Risks of Hedging and Return Enhancement Strategies
Participating in the options markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies.  The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies.  Risks inherent in the use of options include (1) imperfect correlation between the price of the option and movement in the price of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (3) the possible absence of a liquid secondary market for any particular instrument at any time; (4) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so; or (6) the possible need for the Fund to sell a portfolio security at a disadvantageous time due to the requirement for the Fund to maintain “cover,” or to segregate securities in connection with hedging transactions.

The Fund will generally purchase options on an exchange only if there appears to be a liquid secondary market for such options; the Fund will generally purchase over-the-counter or “OTC” options only if the Adviser believes that the other party to the options will continue to make a market for such options.  However, there can be no assurance that a liquid secondary market will continue to exist or that the other party will continue to make a market.  Thus, it may not be possible to close an option transaction, resulting in the option expiring unexercised.  The inability to close option positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.  There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option.

Foreign Securities
The Fund may invest in foreign securities if MCI deems it appropriate and consistent with the Fund’s investment objective. Foreign securities include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars.  These securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts.

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.

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Fundamental Investment Restrictions

The Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares as set forth in its By-Laws and in accordance with requirements under the Investment Company Act of 1940, as amended, (the “1940 Act”). Accordingly, the Fund will not:

[A]	Invest in the purchase and sale of real estate;

[B]	Invest in futures, commodities or in commodity contracts, restricted securities, mortgages, or oil, gas, mineral or other exploration or development programs;

[C]	Borrow money, except for temporary purposes, and then only in amounts not to exceed in the aggregate 5% of the market value of its total assets at the time of such borrowing;

[D]
Invest more of its assets than is permitted under regulations in securities of other registered investment companies, which restrict such investments to a limit of 5% of the Fund’s assets in any one registered investment company, and 10% overall in all registered investment companies, in no event to exceed 3% of the outstanding shares of any single registered investment company;

[E]
Invest more than 5% of its total assets at the time of purchase in securities of companies that have been in business or have been in continuous operation less than 3 years, including the operations of any predecessor;

[F]	Invest or deal in securities that do not have quoted markets;

[G]
Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase.  This restriction shall not be applicable for investments in U.S. Government or Government Agency securities;

[H]	Invest 25% or more of its total assets valued at the time of purchase in any one industry or similar group of companies, except U.S. Government or Government Agency securities;

[I]	Maintain margin accounts, purchase its investments on credit or margin, or leverage its investments, except for normal transaction obligations during settlement periods;

[J]	Make any investment for the purpose of obtaining, exercising, or planning to exercise voting control of the subject company;

[K]	Sell securities short;

[L]
Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter, or invest any Fund assets in restricted securities or issues that have not been registered under the Securities Act of 1933, as amended, for sale to the general public.  (Note: The Fund may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.); or

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[M]	Make loans to others or issue senior securities. For these purposes the purchase of publicly distributed indebtedness of any kind is excluded and not considered to be making a loan.

In regard to the restriction marked as item D above, the Fund may utilize computerized cash management services offered by its custodian, which services may include reinvesting overnight and short-term cash balances in shares of other registered investment companies, better known as “money market funds.”  The primary investment objective of the money market funds is safety of principal and maximum current income from holding highly liquid, short-term, fixed investments, principally U.S. Government and Agency issues.  The Fund will not be acquiring such shares as permanent investments but rather will be utilizing such services solely for convenience and efficiency as it tries to keep short-term monies invested at interest only until such time as more permanent reinvestments can practically be made in the ordinary course of business.  Cash will be held pending the purchase, sale, or reinvestment of the Fund’s assets.

Non-Fundamental Investment Restrictions

The Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Fund’s Board of Trustees without shareholder approval.  Accordingly, the Fund may not:

[A]	Invest in Real Estate Limited Partnerships;

[B]	Invest in warrants in excess of 5% of the Fund’s net assets; no more than 2% of the Fund’s net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

[C]	Hold more than 15% of net assets in illiquid securities; or

[D]
Lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors.  However, portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by “marking to the market” daily, and the practice is fair, just and equitable as determined by a finding that adequate provision has been made for margin calls, termination of the loan, reasonable servicing fees (including finders’ fees), voting rights, dividend rights, shareholder approval, and disclosure.  Such lending of portfolio securities must also be within the limitations approved by the Securities and Exchange Commission (“SEC”).

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Recent Regulatory Events

The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the SEC, the CFTC and other regulators.  Many of these regulations have not yet been written. Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on any securities, including those securities held by the Fund, currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.   The effect of any such actions, if taken, cannot be known.

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Portfolio Turnover During fiscal years ended December 31,
2012	2013
38.09%	26.21%

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Management of the Fund

The business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees.  The name, address, year of birth, principal occupation during the past five years, and other information with respect to each of the trustees and officers of the Trust are as follows:

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Alfred E. Kraft 411 Saddle Ridge Drive Silverthorne, CO 80498 Year of Birth: 1937	Trustee	Indefinite Term; Served as Trustee from 1998 to present	An independent management consultant from 1986 to present.	1	None
Terrence McElligott 4103 Penn Ave. Pittsburgh, PA 15224 Year of Birth: 1947	Trustee	Indefinite Term; Served as Trustee from 1998 to present	President of West Penn Brush & Supply, Inc., a wholesale industrial brush sales company, from 1979 to present.	1	None
Interested Trustees and Officers
Ronald H. Muhlenkamp* Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090 Year of Birth: 1944	President and Trustee	Indefinite Term; Served as Trustee from 1987 to present	Director of Muhlenkamp & Company, Inc. from 1987 to present. President of Muhlenkamp & Company, Inc. from 1987 to 2013.	1	None
Anthony W. Muhlenkamp Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090 Year of Birth: 1964	Vice President, Treasurer and Chief Compliance Officer	Indefinite Term; Served as Vice President, Treasurer and Chief Compliance Officer from 2013 to present	President of Muhlenkamp & Company, Inc. from 2013 to present. Executive Vice President of Muhlenkamp & Company, Inc. from 1992 to 2013.	N/A	N/A
John H. Kunkle, III Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090 Year of Birth: 1962	Vice President	Indefinite Term; Served as Vice President from 2000 to present	Portfolio Analyst with Muhlenkamp & Company, Inc. from 1992 to present.	N/A	N/A
Jeffrey P. Muhlenkamp Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090 Year of Birth: 1966	Vice President	Indefinite Term; Served as Vice President from 2014 to present	Portfolio Analyst with Muhlenkamp & Company, Inc. since 2008.	N/A	N/A

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Adrienne Caracciolo Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090 Year of Birth: 1977	Secretary	Indefinite Term; Served as Secretary from 2013 to present	Senior Operations Specialist with Muhlenkamp & Company, Inc., from 2000 to present.	N/A	N/A
*	This trustee is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his ownership position in the Adviser.

Board Governance

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration, and other compliance responsibilities are the responsibility of Fund management, which reports to and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the 1940 Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that it adopts and reviews compliance with Fund policies and procedures intended to reduce risks, such as compliance risk and valuation risk.  However, the Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.

The Board is composed of three members, two of whom are Independent Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act.  The Chairman of the Board, Ronald H. Muhlenkamp, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees meet with their legal counsel, and without the presence of any interested person, four times a year. They also meet several times per year to address particular responsibilities, such as approval of the Advisory Agreement.  They meet separately with the auditors of the Fund and the Chief Compliance Officer as often as necessary, but at least once a year. Board members receive regular, detailed reports at least quarterly from the Adviser and the Chief Compliance Officer. The Independent Trustees attend conferences and seminars to inform them of regulatory requirements and industry best practices. They have conducted onsite visits at the offices of the Fund’s accounting services provider, transfer agent and distributor and have access to independent legal counsel.  The Independent Trustees also have access to the Chief Compliance Officer, key advisory personnel and Fund counsel to obtain information and assistance as needed.

The Board conducts an annual self-assessment and believes that its leadership structure is appropriate given the Fund’s characteristics and circumstances.  These include the Fund’s single portfolio of assets, its single series of Fund shares, its net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

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The members of the Board have been selected because of their individual experience and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of business entrepreneurs with the background, experience, and independence necessary to raise issues and render opinions and who understand the accountability, service, and quality to which the Fund’s shareholders are entitled.

Board Members

Mr. Ronald H. Muhlenkamp has been employed or active as an investment adviser doing investment research and managing investment portfolios since 1968.  Mr. Muhlenkamp is the founder and former President of the Adviser, Muhlenkamp & Company, Inc., established in 1977, and the President and a Trustee of the Fund.  Mr. Muhlenkamp holds a Bachelor of Science in engineering from the Massachusetts Institute of Technology, a Masters of Business Administration degree from the Harvard Business School, and is a Chartered Financial Analyst in the Financial Analyst Federation. Additional biographical information regarding Mr. Muhlenkamp appears in the discussion of the History and Background of the Adviser.

Mr. Alfred E. Kraft and Mr. Terrence McElligott serve as the Fund’s Independent Trustees.

Mr. Kraft earned his Bachelor of Science in Civil Engineering from the Pennsylvania State University in 1959, and a Masters of Business Administration from Harvard Business School in 1969 and was a Registered Professional Engineer in Pennsylvania. Mr. Kraft served as an Assistant Professor of Business Administration at regional Penn State University campuses where he taught in the areas of management, sales, and financial analysis. Before retiring in 2006, Mr. Kraft operated a successful management consulting practice focusing on the specialized needs of small to mid-sized companies.  He has served as President, General Manager, and in operational and staff positions for a number of Fortune 500 and smaller independent or family-owned operating companies.  He also served as a trustee of California University of Pennsylvania. Mr. Kraft has been an investor in the Fund since its inception and a Trustee of the Fund since 1998.

Mr. McElligott is the President and Chief Executive Officer of West Penn Brush and Supply, Inc., a small business located in Pittsburgh, Pennsylvania which supplies a broad range of painting and janitorial supplies to industrial, commercial, and institutional users.  He has held these positions for the past 30 years. He received a Bachelor of Science degree in Journalism from Ohio University in 1969 and a Master of Arts in Teaching from the University of Pittsburgh in 1971.  He has worked as a teacher with the National Teachers Corps and as the Director of Education for the Community Human Services Corporation.  He has also served as the Executive Director of Alpha House, a non-profit corporation located in Pittsburgh.   Mr. McElligott has been an investor in the Fund for more than 20 years and a Trustee of the Fund since 1998.

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Board Committees

The Board of Trustees has a standing Audit Committee composed of Alfred E. Kraft and Terrence McElligott, each of whom are Independent Trustees.  The Audit Committee reviews the maintenance of the Trust’s records and the safekeeping arrangements of the Trust’s custodian, reviews the audit and non-audit work of the Trust’s independent registered public accounting firm, and submits a recommendation to the full Board as to the selection of the independent registered public accounting firm.  The Audit Committee had 2 formal meetings during the Fund’s prior fiscal year.

The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the full Board.  The Valuation Committee meets as necessary when price is not readily available.  The Valuation Committee did not have reason to meet during the Fund’s prior fiscal year.  Mr. Kunkle and Mr. Ronald H. Muhlenkamp comprise the Valuation Committee.

The Board of Trustees does not have a formal nominating committee; however, the policy of the Board of Trustees is that nominees wishing to serve as an Independent Trustee will be subject to the review of, and selection by, the current Independent Trustees.

Board Interest in the Fund

As of December 31, 2013, the Trustees owned the following amounts in the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Fund ($1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Ronald H. Muhlenkamp	Over $100,000	Over $100,000

Independent Trustees
Alfred E. Kraft	Over $100,000	Over $100,000
Terrence McElligott	Over $100,000	Over $100,000

Trustee Interest in Investment Adviser, Distributor, or Affiliates

Neither of the Independent Trustees are “interested persons” of the Fund, as that term is defined in the 1940 Act.  Neither the Independent Trustees, nor members of their immediate families, own securities beneficially or of record, or have a direct or indirect interest valued in excess of $120,000 in the Adviser, the Distributor, or any affiliate of the Adviser or the Distributor.

Trustee Interest in Any Material Transactions with Investment Adviser, Distributor, or Affiliates

During the two most recently completed calendar years, since January 1, 2012, neither the Independent Trustees nor members of their immediate families, have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor, or any affiliate of the Adviser or Distributor was a party.

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Compensation

The Trust compensates each Independent Trustee with an annual retainer of $30,000, plus conferences, and will reimburse travel and other out-of-pocket expenses not expected to exceed $7,500 per Trustee per year.  Additionally, each Independent Trustee receives $3,000 per meeting of the Board of Trustees, plus $2,000 per meeting for all other meetings. No other compensation or retirement benefits are received by any Trustee or officer from the Fund.   The table below sets forth the compensation paid by the Trust to each of the current Trustees of the Trust during the fiscal year ended December 31, 2013.

Name of Trustee	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Trustees
Interested Trustee
Ronald H. Muhlenkamp**	$0	$0	$0	$0

Independent Trustees
Alfred E. Kraft	$56,000	$0	$0	$56,000
Terrence McElligott	$56,000	$0	$0	$56,000
*	The “Fund Complex” includes only the Fund.
**	This Trustee is deemed to be an “interested person” of the Trust as defined by the 1940 Act.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.  The Fund does not know of any person who owns beneficially or through controlled companies more than 25% of the Fund’s shares or who acknowledges the existence of control.  As of January 31, 2014, the following shareholders were considered to be principal shareholders of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. For the Benefit of Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	10.13%	Record
National Financial Services Corp. For the Benefit of Its Customers 200 Liberty Street, 5th Floor New York, NY 10281-5598	8.91%	Record

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TD Ameritrade For the Benefit of Its Customers 200 South 108th Avenue Omaha, NE 68154-2631	5.40%	Record

Management Ownership

As of January 31, 2014, all Trustees and Officers of the Trust as a group owned approximately 3.2% of the Fund’s outstanding shares.

Investment Advisory Board

Although the Fund currently has no Advisory Board, the By-laws of the Fund and each future series of the Trust permit the President of the Fund, with the approval of the Board of Trustees, to appoint up to 15 individuals to assist the President and the Trustees.

History and Background of Investment Adviser

The investment adviser to the Fund is MCI, pursuant to an investment advisory agreement originally dated July 6, 1988.  MCI is a Pennsylvania corporation practicing as an investment adviser registered under the Investment Advisers Act of 1940.  MCI is substantially owned by Mr. Ronald H. Muhlenkamp, its principal officer, who is also the principal executive officer and a trustee of the Fund.  MCI was incorporated October 1, 1981, succeeding a sole proprietorship of the same name, and has been offering investment advisory services under the direction and control of Mr. Muhlenkamp since 1977.  MCI’s principal activity is to provide investment advisory and consulting services to the Fund and to individuals, trusts, pension, profit-sharing, IRA and KEOGH retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

Mr. Ronald H. Muhlenkamp, MCI’s principal investment professional, has been employed or active as an investment adviser doing investment research or managing investment portfolios since 1968.  He is the former President and a Director of MCI, and is the principal in charge of all of its investment management and research activities.  Mr. Muhlenkamp received a degree in engineering from the Massachusetts Institute of Technology, and a Masters of Business Administration degree from the Harvard Business School.  In addition, Mr. Muhlenkamp is a Chartered Financial Analyst in the Financial Analyst Federation.

Prior to his forming MCI, Mr. Muhlenkamp served two years with Berkley Dean & Co., NYC, before spending five years as a portfolio analyst with Integon Corporation, where he assumed responsibility for management of its pension account. While employed at Integon, Mr. Muhlenkamp had the opportunity to extensively study major investment management practices and philosophies of the prior 30 years.  In 1975, Mr. Muhlenkamp joined C. S. McKee and Company where he was responsible for over 70 investment portfolios. In 1977, Mr. Muhlenkamp left C. S. McKee and Company to form MCI.

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Mr. Jeffrey P. Muhlenkamp has been active since 2008 in the field of investment research and/or portfolio management, and serves as a co-manager of MCI.  He holds a Bachelor of Science degree in Electrical Engineering from the United States Military Academy and a Masters of Arts in Organizational Leadership from Chapman University.

It is the intention of Messrs. Ronald and Jeffrey Muhlenkamp, when advising the Fund, to follow an approach that is similar to the one they follow in managing individual portfolios, and which has been described herein and in the Fund Prospectus.

MCI will not invest assets of any other managed account in shares of the Fund except as directed in writing by a person unaffiliated with the Fund or with MCI, who has authority to make such direction.  Any investments directed to be made in Fund shares will be excluded from managed account assets for fee purposes.  Furthermore, MCI, its officers, directors, and affiliated persons, will refrain from expressing any opinion concerning the Fund to any other person or persons over whose assets MCI has investment advisory responsibilities and for which services it receives compensation.  MCI, as Adviser to the Fund, renders such services to the Fund under a contract that provides for payment to MCI of a management fee, calculated daily and paid monthly, at the rate of 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion.  MCI charges no additional fees such as sales charges (loads) or Rule 12b-1 (distribution) fees.  During the fiscal years ended December 31, 2011, 2012, and 2013, the Fund incurred the following amounts of fees payable to MCI pursuant to the Advisory Agreement:

Investment Advisory Fees (incurred for fiscal years ended December 31)
2011	2012	2013
$5,688,104	$4,684,724	$ 4,623,855

The Advisory Agreement between MCI and the Fund is subject to approval annually by the Fund’s Board of Trustees, including a majority of the Independent Trustees, and is terminable upon 60 days written notice.

All employees of the Adviser who perform duties for the Fund remain employees of MCI, which bears all of the employment costs of such staff.  If MCI ceases to operate for any reason or assigns the contract, the Advisory Agreement is automatically terminated.

Portfolio Manager

Ronald H. Muhlenkamp and Jeffrey P. Muhlenkamp are the portfolio co-managers responsible for the day-to-day management of the Fund.  The following table shows the number of accounts, other than the Fund, managed by the portfolio managers and the total assets in the accounts managed within various categories, as of December 31, 2013.

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			with Advisory Fee based on performance
Name/Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ronald H. Muhlenkamp
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	76	$88 million	0	$0

Jeffrey P. Muhlenkamp
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1	$1.2 million	0	$0

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.  All accounts utilize the same strategy.  Conflicts of interest can arise in the allocation of securities to the various accounts when a security is purchased or sold over a period of time.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that MCI seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Fund, MCI determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions.  The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each client.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.  If an aggregated trade order is not substantially filled, it will generally be allocated in accordance with a random allocation procedure utilized by MCI.

At times, MCI may manage individual accounts for one or more of its employees, and/or members of their immediate families.  Such accounts may contain the same or similar securities as the Fund or other managed accounts.  The Trust and the Adviser have adopted a Joint Code of Ethics (the “Code”) that governs, among other things, the investment activities of all advisory employees and their immediate families.  The Code requires pre-clearance of transactions, reporting and certifications as to the investment activities while prohibiting certain transactions by such persons and generally prohibiting more favorable treatment of any accounts than that given to other accounts, including the Fund, with safeguards to ensure compliance.

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Compensation.  Both portfolio managers are equity owners of MCI.  In their ownership capacity, they share commensurately in the profits and losses of MCI.  They receive a fixed annual salary and possible bonus from MCI.  They also receive net profits from MCI based upon their ownership interest in the company.  Net profits are determined after all expenses of MCI are deducted from gross revenues.  They participate in a fixed 401(a) deferred compensation plan.

Securities Owned in the Fund by Portfolio Manager.  As of December 31, 2013, the portfolio managers owned the following shares in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Ronald H. Muhlenkamp	Over $1,000,000	Over $1,000,000
Jeffrey P. Muhlenkamp	Over $1,000,000	Over $1,000,000

Distributor

On May 30, 2001, Quasar Distributors, LLC, (the “Distributor”) 615 E. Michigan Street, Milwaukee, Wisconsin 53202, was approved to start serving as distributor for the Fund on June 19, 2001.  The Distribution Agreement was approved for an initial term of two years and shall continue in effect for successive one-year periods, provided such continuance is specifically approved at least annually by the Board of Trustees or vote of a majority of outstanding shares of the Fund.  The offering of the Fund’s shares is continuous.  The Distributor is a Delaware limited liability company that is wholly owned by U.S. Bancorp.

Brokerage Allocations

It is the Fund’s policy to allocate brokerage business to the best advantage and benefit of its shareholders.  The Adviser and the Fund have established written “Policies and Procedures for Best Execution” (the “Policies”) pursuant to which the President of the Fund and MCI are responsible for directing all transactions through brokerage firms of their choice.  The Policies require reporting and review of securities transactions by the President and the Fund’s Chief Compliance Officer and, on a quarterly basis, by the Board of Trustees.  All securities transactions are made so as to obtain the best execution at the lowest possible transaction cost.  The Policies do not prohibit the Fund or MCI from allocating transactions to firms whose brokerage charges may include the cost of providing investment research, or other legally permitted services which the Fund and MCI deem to be necessary and/or valuable to the successful management of Fund assets.  Each buy or sell order will be placed according to the type, size, and kind of order involved and as each condition may demand, so as to attempt to secure the best result for the Fund and its shareholders, all factors considered.  The aggregate amounts of brokerage commissions paid by the Fund for the fiscal years ended December 31, 2011, 2012, and 2013 were as follows:

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Brokerage Commissions Paid (incurred for fiscal years ended December 31)
2011	2012	2013
$418,594	$305,166	$254,706

As of the fiscal year ended December 31, 2013, the Fund held securities of its regular brokers and dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents as shown below.

Broker-Dealer	Aggregate Value
JPMorgan Chase & Co.	$23,801,360
Citigroup	$15,633,000

Code of Ethics

The Trust and the Adviser have adopted a Code of Ethics (the “Code”) that governs the conduct of employees of the Trust and the Adviser who may have access to information about the Fund’s securities transactions.  The Code recognizes that such persons owe a fiduciary duty to the Fund’s shareholders and must place the interests of shareholders ahead of their own interests.  Among other things, the Code requires pre-clearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Adviser; annual and quarterly reporting of personal securities transactions and holdings; and limitations on personal trading of initial public offerings.  Violations of the Code are subject to review by the Trustees and could result in severe penalties.

Proxy Voting Procedures

The Board has adopted a Proxy Voting Policy (“Policy”) on behalf of the Fund that reads as follows:

In the past, we’ve voted our proxies based upon what we perceived to be the merits of the individual proposals.  In most cases, we’ve voted with management (if we don’t like what management’s doing, we wouldn’t own the stock), but in areas such as poison pills and management bonuses, we’ve often voted against management.

The new rule will require us to keep records of our votes, and presumably, would require us to defend those votes at a future date.  To better use our time and to simplify this hassle, we have adopted the policy of simply always voting in line with management recommendations.

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Conflicts rarely arise between the Adviser and the Fund with respect to proxy voting.  Were one to arise, it would be resolved in the best interests of Fund shareholders, and the Adviser typically would disclose such conflict to the Board of Trustees and obtain their consent before voting.

The Fund is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free 1-800-860-3863, and on the SEC’s website at www.sec.gov.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal policies, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Assets Control, and a complete and thorough review of all new account opening applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Portfolio Holdings Information

MCI and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

The Fund’s top ten holdings are made available on the Fund’s website within five to ten days of the end of each calendar quarter at www.muhlenkamp.com.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc., subject to a duty of confidentiality, may request complete portfolio holdings information in connection with rating the Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. However, MCI, or its designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that  (1) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in the operation of any other investment program, and (2) the recipient will not provide third-party access to this information.  In addition, the Fund’s service providers, such as the custodian and the transfer agent, may receive portfolio holdings information in connection with their services to the Fund.

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The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Fund’s Chief Compliance Officer.  The Chief Compliance Officer will approve the furnishing of non-public portfolio holdings information to a third party only if he considers the furnishing of such information to be in the best interest of the Fund and its shareholders.  No consideration may be received by the Fund, MCI, any affiliate of MCI, or their employees in connection with the disclosure of portfolio holdings information.

Net Asset Value Calculation

Shares are sold on a continual basis at the offering price.  The net asset value per share is computed by dividing the aggregate market value of the Fund’s daily assets, less its liabilities, by the number of Fund shares outstanding.  Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (the “NYSE”), which is currently 4:00 p.m. (EST), on each day the NYSE is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values.  NYSE trading is closed weekends and holidays.  In addition, the most recent announcement indicates that the NYSE will not be open on the following days: New Years Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Furthermore, the NYSE may close on days not included in such announcement.

An example of how the Fund calculated its total offering price per share as of December 31, 2013 is as follows:

Net Assets	=	Net asset value per share
Shares Outstanding

$488,373,884	=	$68.03
7,178,413

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Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made.

Illiquid securities, those securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board.  The term “fair value” is defined as the amount the owner of a security might reasonably expect to receive upon a current sale.  In determining an investment’s fair value, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

The Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events include, but are not limited to, the following:  significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair values of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

Notwithstanding the above, bonds and other fixed income or debt securities may be valued on the basis of prices determined in good faith in accordance with procedures approved by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities.  Such procedures would commonly include pricing on a yield-to-maturity basis as compared with similarly traded fixed income or debt securities.  Money market instruments are valued at cost, which approximates market value unless the Board of Trustees determines that such is not a fair value.  The sale of common shares of the Fund will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

Purchase of Shares

Initial Purchases

Investors may begin an investment in Fund shares with a minimum of $1,500 by completing and signing the Fund’s application form.  The $1,500 minimum is reduced to $200 for those new accounts participating in the Automatic Investment Plan.  The Fund may waive its minimum investment requirement for employer-sponsored retirement plans.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.  Return the form to: Muhlenkamp Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, along with a check made payable to “Muhlenkamp Fund.”  The Fund will not accept payment in cash or money orders.  The Fund will accept payment by cashier’s checks only in amounts of $10,000 or more.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  If your check is returned for any reason, a $25 fee will be assessed against your account.  A copy of the Fund’s application form is available to prospective investors upon request by calling 1-800-860-3863, or by visiting the Fund’s website at www.muhlenkamp.com.

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The offering price of such purchases will be at the net asset value per share next determined after receipt by the Fund of a valid purchase order.  The date on which the application is accepted by the Fund and the net asset value determination as of the close of business on that date shall determine the purchase price and shall normally be the purchase date for shares.  Payment for shares purchased shall be by check or receipt of good funds by the Fund, which reserves the right to withhold or reject requests for purchases for any reason, including uncollected funds.  In the event of a cancellation of any purchase due to uncollected funds, the purchaser shall be liable for all administrative costs incurred and for all other losses or charges for such invalid transfer and/or purchase.  Certified checks are not necessary to purchase Fund shares.  There shall be no sales charge for purchase of shares of common stock of the Fund.

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  Customer orders will be priced at the Fund’s net asset value next computed after an authorized broker accepts them, or the broker’s authorized designee.

Subsequent Purchases

Purchases of shares made subsequent to an initial purchase or purchases by a registered shareholder may be made and sent by mail to Muhlenkamp Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Purchases of shares made subsequent to an initial purchase or purchases by a registered shareholder may be made by telephone by calling 1-800-860-3863, or through the Internet at www.muhlenkamp.com. All subsequent purchases must be made with no less than $50, which is also the minimum for participating in the Automatic Investment Plan (See “Automatic Investment Plan”). These minimum requirements also apply to IRAs, Retirement Accounts, and UGMA Accounts and such amounts shall be due and payable in good funds to the Fund on the purchase date.  The Fund will not accept payment in cash or money orders.  The Fund will accept payment by cashier’s checks only in amounts of $10,000 or more.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.  In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  If your check is returned for any reason, a $25 fee will be assessed against your account.  No sales charge shall be made for subsequent purchases.

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Minimum Account Balance

By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Program.  Accounts that do not meet one of these three criteria will be charged a $15 fee.  Such fees will be used to lower Fund expenses.  The Fund will check accounts and charge this fee annually.

Reinvestments

The Fund will automatically reinvest all dividend distributions, capital gains distributions, and returns of capital to shareholders in additional shares of the Fund at the net asset value next determined as of the close of business on the payment date of such distributions, unless otherwise instructed by the shareholder in writing or by telephone prior to the record date for such distributions.

Fractional Shares

When share purchases or redemptions are made or when cash is requested by a shareholder, shares will be issued or redeemed respectively, in fractions of a share, calculated to the third decimal place. (Example: $1,000 invested at the net asset value of $68.03 per share will purchase 14.699 shares.)

Issuance of Share Certificates

The Fund does not issue share certificates, unless specifically requested.  Due to the inconvenience, costs, and additional work involved with issuing certificates, shareholders are strongly encouraged to have all shares held in an account maintained by the Fund’s custodian.

Automatic Investment Plan

The Automatic Investment Plan (“AIP”) allows shareholders to authorize the Fund to debit their bank account for the purchase of Fund shares.  Investments must be made at least monthly by automatically deducting $50 or more from the shareholder’s bank account.  In order to participate in the AIP, an account in the Fund must be opened with a minimum of $200 (IRAs included) and the Automatic Investment Plan section of the Account Options Form must be completed.  Any request to change or discontinue an AIP should be submitted to the transfer agent at least five days prior to the effective date by contacting the transfer agent at 1-800-860-3863 or submitting the request in writing.

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Shares will be purchased at the price determined on the day of the month you elected.  If this date falls on a weekend or legal holiday, purchases will be made at the price determined on the next business day. The Fund will send a confirmation for every transaction, and a debit entry will appear on the shareholder’s bank statement.  In the event of a cancellation of any purchase due to uncollected funds, the purchaser shall be liable for all administrative costs incurred, and for all other losses or charges for such invalid transfer and/or purchase.  For tax purposes, AIP contributions will be reported as current year contributions.

To establish an AIP for a Fund account, complete the Automatic Investment Plan section of the Account Options Form and include a voided, unsigned check or a savings deposit/withdrawal slip from the bank account to be debited.  This service will become effective 15 days after the Fund accepts the Automatic Investment Plan Application in good order.

Redemption of Shares

Shareholders may sell all or a portion of their shares to the Fund on any day a net asset value is calculated, and such redemptions will be made in the manner as described in detail in the Prospectus dated February 28, 2014.  All normal voluntary, involuntary, or Systematic Withdrawal Plan redemptions are subject to the terms and conditions as set forth in the Prospectus.

If share certificates are issued for any reason and are held by a shareholder requesting the Fund to redeem shares, it is required that such share certificates first be delivered in person or by mail to the Fund in good form for transfer.  The share certificates should be mailed to or deposited with the transfer agent of the Fund, and should be accompanied with a written request for redemption.  The written request should contain a signature guarantee by an eligible “guarantor institution,” which is a bank, savings and loan association, credit union, or member firm of a national securities exchange.  Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.  The Fund shall have the right to refuse payment to any registered shareholder until all legal documentation necessary for a complete and lawful transfer is in the possession of the Fund or its agents, to the complete satisfaction of the Fund and its Board of Trustees.

Systematic Withdrawal Plan

Shareholders participating in the Systematic Withdrawal Plan may have the proceeds of their redemptions mailed by check to the address of record or electronic funds transfer directly to the bank account designated on the application.  Under most circumstances, payments will be sent on the business day following the redemption, but not later than seven business days after the shares have been redeemed.

Federal Income Tax Status

It is intended that the Fund qualify for and elect the special tax treatment afforded a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended.  The Fund has so qualified in each of its fiscal years.  To qualify, the Fund must:  (1) Make an election to be a regulated investment company; (2) Invest and re-invest so that at least 90 percent of its gross income is derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stocks or securities; (3) Satisfy certain diversification requirements with respect to its assets at the close of each quarter of the taxable year; and (4) Distribute to its shareholders substantially all of its net investment income and net realized capital gains.

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If the Fund fails to qualify as a regulated investment company under subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund that did not qualify as a regulated investment company under subchapter M would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

As a regulated investment company, dividends paid out as distributions to Fund shareholders are derived from interest and dividends the Fund receives and from any net capital gains the Fund may realize during the calendar year.  Dividends derived from investment income are taxable to shareholders at ordinary income tax rates when received, regardless of whether received as cash or as additional shares.  The information Fund shareholders will require in order to correctly report the amount and type of dividends and distributions on their tax returns will be provided by the Fund early each calendar year, sufficiently in advance of the date for filing a calendar year tax return.  To avoid the Fund having to withhold a portion of your dividends, it is necessary that you supply the Fund with needed information, including a valid Social Security or Tax Identification Number.

As of December 31, 2013, the Fund did not have any capital loss carryforwards.

Capital Structure

Under the terms of the Trust Agreement, each Fund shareholder has one vote per share of beneficial interest in the Trust.  A majority of shares, voting in accordance with the terms as set forth in the Trust Agreement and By-Laws:  (1) elects a majority of Fund Trustees; (2) must approve the initial and any new advisory agreements; (3) can terminate the Trust; and (4) generally holds powers to determine and/or approve or disapprove fundamental Fund policies.  Required shareholder approvals shall be obtained at annual or special meetings duly called and held for such purposes.  Trustees are elected to office for an indefinite term and are charged with the responsibility of overseeing the day to day operation and affairs of the Fund for shareholders.  Trustees may appoint persons to fill vacancies without a meeting or shareholder approval, so long as two-thirds of the Trustees then serving have been elected by shareholders.

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Financial Information

The Fund’s most current financial statements are incorporated by reference from the Fund’s 2013 Annual Report, as filed with the SEC, into this SAI.  The 2013 Annual Report will be furnished without charge upon request by calling or writing to the Fund at the address on the cover of this SAI.  The Annual Report contains further information about the Fund’s performance.  In an effort to keep Fund expenses to a minimum, the Fund will mail only one Annual and Semi-Annual Report in the event there are multiple accounts with the same social security number or tax identification number at the same address.

Other Service Providers

Fund Administration
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Fund.   As such, USBFS provides certain administrative services and facilities for the Fund.  These services include preparing and maintaining books, records, tax and financial reports, and monitoring compliance with state and federal regulatory requirements.

During the fiscal years ended December 31, 2011, 2012, and 2013 the Fund incurred the following fees payable to USBFS pursuant to the Fund Administration Servicing Agreement:

Fund Administration Fees (incurred for fiscal years ended December 31)
2011	2012	2013
$378,038	$318,783	$310,485

Fund Accounting and Transfer Agent
USBFS serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement.  Under the Fund Accounting Servicing Agreement, USBFS maintains the financial accounts and records of the Fund and provides other accounting services to the Fund, including calculation of the net asset value per share of the Fund.

Under the Transfer Agent Servicing Agreement, USBFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS will receive a transfer agent fee which will be billed on a monthly basis.

Custodian
The Custodian for the Fund is U.S. Bank, N. A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212.  As Custodian, U.S. Bank, N. A. holds all of the securities and cash owned by the Fund.  USBFS and U.S. Bank, N.A. are affiliates of the Distributor.

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Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd. serves as the independent registered public accounting firm for the Fund.

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Appendix

Bond Rating Categories as defined by Standard & Poor’s (“S&P’s”) are quoted in part and inserted herein for the information of potential investors in the Fund as a reference as follows:

S&P’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

A debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P’s from other sources it considers reliable.  S&P’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligor;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA -  Debt rated AAA has the highest rating assigned  by  S&P’s. Capacity to pay interest and repay principal is extremely strong.

AA -  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

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A-1

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and repayment of interest and/or repayment of principal are in arrears.

NR - indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P’s does not rate a particular type of obligation as a matter of policy.

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WEXFORD TRUST
PART C
OTHER INFORMATION

Item 28.  EXHIBITS

(a)	Declaration of Trust – Declaration of Trust — Previously filed with Registrant’s Pre-Effective Amendment to its Registration Statement on Form N-1A with the SEC on November 15, 1988.

(b)	By-Laws — Previously filed with Registrant’s Pre-Effective Amendment to its Registration Statement on Form N-1A with the SEC on November 15, 1988.

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Declaration of Trust and By-Laws.

(d)	Advisory Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(e)	Underwriting Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(f)	Bonus or Profit Sharing Contracts – Not applicable.

(g)	Custody Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(h)	Other Material Contracts

(i) Fund Administration Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(ii) Transfer Agent Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(iii) Fund Accounting Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(iv) Addendum to Transfer Agent Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A with the SEC on February 26, 2010.

(i)	Opinion and Consent of Counsel — Previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A with the SEC on February 26, 2007.

(j)	Consent of Independent Registered Public Accounting Firm — filed herewith.

(k)	Omitted Financial Statements – Not applicable.

(l)	Agreement Relating to Initial Capital — Previously filed with Registrant’s Pre-Effective Amendment to its Registration Statement on Form N-1A with the SEC on November 15, 1988.

(m)	Rule 12b-1 Plan – Not applicable.

(n)	Rule 18f-3 Plan – Not applicable.

(o)	Reserved.

(p)	Joint Code of Ethics for Adviser and Registrant — Previously filed with Registrant’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A with the SEC on February 26, 2010.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (File No. 801-16476).  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds

First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090-8395
Registrant’s Fund Administrator, Transfer Agent and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Item 34.  Management Services Not Discussed in Parts A and B.

Inapplicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wexford and the State of Pennsylvania on February 21, 2014.

WEXFORD TRUST

By: /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Ronald H. Muhlenkamp	President and Trustee	February 21, 2014
Ronald H. Muhlenkamp

/s/ Alfred E. Kraft	Trustee	February 27, 2014
Alfred E. Kraft

/s/ Terrence McElligott	Trustee	February 27, 2014
Terrence McElligott

/s/ Anthony Muhlenkamp	Vice President and Treasurer	February 21, 2014
Anthony Muhlenkamp

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(j)	Consent of Independent Registered Public Accounting Firm